Commitments - Other commitments (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2017 USD ($)
Co-location, bandwidth fees, licensed copyrights and marketing expenses
Other commitments
No later than 1 year	¥ 40,243	¥ 37,210
Later than 1 year and no later than 5 years	21,471	21,288
More than 5 years	4,366	3,559
Total	¥ 66,080	¥ 62,057
Framework agreement with the International Olympic Committee and the United States Olympic Committee | Minimum
Other commitments
Total | $			$ 815